Share based compensation - JSOP 2016 and SOP 2019 Narrative (Details) $ in Millions	12 Months Ended
	Dec. 31, 2023 USD ($) shares item	Dec. 31, 2023 € / shares	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total share-based payment expense recognized | $	$ 5.3		$ 8.2	$ 34.5
JSOP 2016
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stock options exercised (in shares)	279,148
Outstanding vested options (in shares)	259,552
Total share-based payment expense recognized | $	$ 0.0		0.3	0.6
SOP 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding vested options (in shares)	60,857
Total share-based payment expense recognized | $	$ 0.0		$ (5.5)	$ 3.6
Number of shares per option	1
Exercise price per share (in unit per share) | € / shares		€ 1.00
Options waiting period	4 years
Options exercise period	7 years
Option forfeiture period	6 months
SOP 2019 | Bottom of Range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Minimum growth to exercise options (as a percent)	10.00%
Number of tranches | item	1
Vesting period	4 years				3 years
SOP 2019 | Top of Range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period					4 years
Termination forfeiture period	4 years